SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2025
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expenses [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Accounting and legal	486,228	110,240	892,733
Depreciation and amortization	1,706,012	207,225	1,408,976
License fees, taxes, and insurance	1,522,962	241,436	1,603,921
Office facilities and administrative	447,826	79,579	384,585
Operating lease costs	785,241	106,283	633,840
Other expenses	329,852	45,664	907,918
Professional fees and consulting	727,510	65,174	522,899
Salaries and wages	4,138,075	594,569	3,156,440
Sales, marketing, and promotion	207,634	21,581	75,561
Share-based compensation	849,559	-	22,128
Shareholder communications	19,071	2,465	16,523
Travel and entertainment expense	57,314	12,178	52,214
	11,277,284	1,486,394	9,677,738